Intangible Assets (Details) - Schedule of intangible assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Cost, Beginning Balance	¥ 492,300
Cost, Ending Balance	66,212	¥ 492,300
Net carrying amount
Net carrying amount, At December 31, 2022	66,212	492,300
Net carrying amount, At December 31, 2021	66,212	492,300
Cost [Member]
Cost
Cost, Beginning Balance	514,875	277,254
Additions - acquired separately	19,852	237,621
Cost, Ending Balance	534,727	514,875
Accumulated Depreciation [Member]
Accumulated amortisation
Accumulated amortisation, Beginning Balance	(22,575)	(14,153)
Charge for the period	(18,626)	(8,422)
Accumulated amortisation, Ending Balance	(41,201)	(22,575)
Accumulated Impairment Loss [Member]
Accumulated amortisation
Charge for the period	(427,314)
Accumulated impairment loss
Accumulated impairment loss, Beginning Balance
Accumulated impairment loss, Ending Balance	(427,314)
Software [Member]
Net carrying amount
Net carrying amount, At December 31, 2022	23	46
Net carrying amount, At December 31, 2021	23	46
Software [Member] | Cost [Member]
Cost
Cost, Beginning Balance	455	391
Additions - acquired separately		64
Cost, Ending Balance	455	455
Software [Member] | Accumulated Depreciation [Member]
Accumulated amortisation
Accumulated amortisation, Beginning Balance	(409)	(379)
Charge for the period	(23)	(30)
Accumulated amortisation, Ending Balance	(432)	(409)
Software [Member] | Accumulated Impairment Loss [Member]
Accumulated amortisation
Charge for the period
Accumulated impairment loss
Accumulated impairment loss, Beginning Balance
Accumulated impairment loss, Ending Balance
Copyrights [Member]
Net carrying amount
Net carrying amount, At December 31, 2022	66,189	492,254
Net carrying amount, At December 31, 2021	66,189	492,254
Copyrights [Member] | Cost [Member]
Cost
Cost, Beginning Balance	514,420	276,863
Additions - acquired separately	19,852	237,557
Cost, Ending Balance	534,272	514,420
Copyrights [Member] | Accumulated Depreciation [Member]
Accumulated amortisation
Accumulated amortisation, Beginning Balance	(22,166)	(13,774)
Charge for the period	(18,603)	(8,392)
Accumulated amortisation, Ending Balance	(40,769)	(22,166)
Copyrights [Member] | Accumulated Impairment Loss [Member]
Accumulated amortisation
Charge for the period	(427,314)
Accumulated impairment loss
Accumulated impairment loss, Beginning Balance
Accumulated impairment loss, Ending Balance	¥ (427,314)